SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 11,673	$ 11,362	$ 11,099
Renal Care
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	3,757	3,639	3,651
Medication Delivery
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	2,691	2,739	2,626
Pharmaceuticals
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	2,098	2,119	2,067
Clinical Nutrition
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	910	860	867
Advanced Surgery
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	886	875	797
Acute Therapies
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	740	535	515
BioPharma Solutions
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	486	469	449
Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	105	126	127
U.S. and Puerto Rico plans
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	4,878	4,826	4,723
U.S. and Puerto Rico plans | Renal Care
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	848	791	816
U.S. and Puerto Rico plans | Medication Delivery
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,738	1,762	1,652
U.S. and Puerto Rico plans | Pharmaceuticals
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	849	904	976
U.S. and Puerto Rico plans | Clinical Nutrition
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	330	308	313
U.S. and Puerto Rico plans | Advanced Surgery
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	516	533	465
U.S. and Puerto Rico plans | Acute Therapies
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	286	184	174
U.S. and Puerto Rico plans | BioPharma Solutions
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	234	257	244
U.S. and Puerto Rico plans | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	77	87	83
International
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	6,795	6,536	6,376
International | Renal Care
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	2,909	2,848	2,835
International | Medication Delivery
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	953	977	974
International | Pharmaceuticals
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,249	1,215	1,091
International | Clinical Nutrition
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	580	552	554
International | Advanced Surgery
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	370	342	332
International | Acute Therapies
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	454	351	341
International | BioPharma Solutions
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	252	212	205
International | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 28	$ 39	$ 44